SCHWAB MARKETTRACK PORTFOLIOS(R)

      PROSPECTUS
      February 28, 2004
      As amended June 14, 2004

      Schwab MarketTrack
      All Equity Portfolio TM

      Schwab MarketTrack
      Growth Portfolio TM

      Schwab MarketTrack
      Balanced Portfolio TM

      Schwab MarketTrack
      Conservative Portfolio TM

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                           [CHARLES SCHWAB LOGO]

SCHWAB MARKETTRACK PORTFOLIOS(R)

      ABOUT THE PORTFOLIOS

        All Equity Portfolio................................................   2

        Growth Portfolio....................................................   6

        Balanced Portfolio..................................................  10

        Conservative Portfolio..............................................  14

        Portfolio management................................................  18

      INVESTING IN THE PORTFOLIOS

        Buying shares......................................................   20

        Selling/exchanging shares..........................................   21

        Transaction policies...............................................   22

        Distributions and taxes............................................   23

                  ABOUT THE PORTFOLIOS

                  The portfolios in this prospectus share the same investment approach. Each portfolio seeks to maintain a defined mix of asset classes over time, and each invests mainly in a combination of other SchwabFunds(R), which are managed using indexing strategies. Each portfolio pursues a different investment goal.

                  This approach is intended to offer the investor key features of two types of investment strategies: asset allocation and indexing. Each portfolio's performance is a blend of the performance of different asset classes or different segments within an asset class.

                  Indexing, a strategy of tracking the performance of a given segment of the market over time, involves looking to an index to determine what securities to own. By investing in a combination of these mutual funds, the portfolios are designed to offer diversification in a single investment.

                  The portfolios are designed for long-term investors. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO TM
TICKER SYMBOL: SWEGX

--------------------------------------------------------------------------------
THE PORTFOLIO SEEKS HIGH CAPITAL GROWTH THROUGH AN ALL-STOCK PORTFOLIO.

ASSET ALLOCATION AMONG FUNDS

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The portfolio's allocation focuses on stock investments for long-term growth. The portfolio seeks to remain close to the target allocations of 45% in large-cap, 30% in international and 25% in small-cap stocks and typically does not change its target allocation.

Because the portfolio must keep a small portion of its assets in cash for business operations, the portfolio's actual investments will be slightly less than 100% in stock funds.
--------------------------------------------------------------------------------

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation is 100% in stock investments, with certain percentages for different segments of the stock market.

The portfolio invests in other SchwabFunds(R), particularly three of the Equity Index Funds. These underlying funds seek to track the total returns of various stock market indices. They typically invest in the stocks included in the index they are tracking, and generally give each stock the same weight as the index does. Each underlying fund focuses on a different segment of the stock market. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

ALLOCATION      FUND AND INDEX
-------------------------------------------------------------------------
LARGE-CAP       Schwab S&P 500 Fund. Seeks to track the S&P 500 Index(R),
                a widely recognized index maintained by Standard & Poor's
                that includes 500 U.S. publicly traded stocks.

SMALL-CAP       Schwab Small-Cap Index Fund(R). Seeks to track the Schwab
                Small-Cap Index(R), which includes the second-largest
                1,000 U.S. publicly traded stocks as measured by market
                capitalization.

INTERNATIONAL   Schwab International Index Fund(R). Seeks to track the
                Schwab International Index(R), which includes the largest
                350 stocks (as measured by free float-adjusted market
                capitalization) that are publicly traded in developed
                securities markets outside the United States.

The portfolio also may use individual securities in its allocations and may continue to hold any individual securities it currently owns. The portfolio manager monitors the portfolio's holdings and cash flow and manages them as needed in order to maintain the portfolio's target allocation. In seeking to enhance the portfolio's after-tax performance, the manager may permit modest deviations from the target allocation for certain periods of time.

      This portfolio's exposure to a broad spectrum of U.S. and international stocks may make it an appropriate choice for long-term investors seeking a composite of U.S. and international stock market performance in a single fund.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ALLOCATION RISK. The portfolio's stock allocations can have an effect on returns. The risks and returns of different segments of the stock market can vary over the long term and the short term. Because of this, the portfolio's performance could suffer during times when segments emphasized by its target allocation are out of favor, or when stocks in general are out of favor.

INVESTMENT STYLE RISK. Many of the risks of this portfolio are associated with its investments in underlying stock index funds. The portfolio's underlying stock index funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, take steps to reduce market exposure or to lessen the effects of a declining market. While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the portfolio's performance also will lag those investments.

INTERNATIONAL RISK. International stocks carry additional risks. Changes in currency exchange rates can erode market gains or widen market losses for the portfolio. International markets--even those that are well established--are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. In addition, during any period when large-cap international stocks underperform other types of stocks or other types of investments--bonds, for instance--the portfolio's performance also will lag those investments.

PERFORMANCE

The information below shows portfolio returns before and after taxes, and compares portfolio performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]

99       25.06
00       (8.91)
01      (13.05)
02      (20.45)
03       33.96

BEST QUARTER: 18.54% Q2 2003
WORST QUARTER: (18.38%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03

                                                                         Since
                                             1 year       5 years      inception
--------------------------------------------------------------------------------
PORTFOLIO
  Before taxes                                33.96         1.09        1.50 1
  After taxes on distributions                33.77         0.63        1.06 1
  After taxes on distributions
  and sale of shares                          22.31         0.69        1.05 1
S&P 500(R) INDEX                              28.68        (0.57)       1.34 2

1 Inception: 5/19/98.

2 From: 5/19/98.

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance. As of December 31, 2003, these fees were approximately 0.34% of the portfolio's average net assets based on current investments, and may fluctuate.

FEE TABLE (%)

SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.44
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.32
                                                                         -------
Total annual operating expenses                                            0.76

Expense reduction                                                         (0.26)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.50
                                                                         =======

* Schwab and the investment adviser have guaranteed that the portfolio's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.50% through 2/28/05.

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the portfolio's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
           $51                  $217                   $397               $918



4 Schwab MarketTrack All Equity Portfolio TM

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history for the past five years. Certain information reflects financial results for a single portfolio share. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      11/1/98-
                                                          10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       7.60          9.06         12.06         11.48          9.28
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.09          0.05          0.22          0.04          0.03
   Net realized and unrealized gains or losses               1.85         (1.32)        (2.99)         0.69          2.22
                                                          --------------------------------------------------------------------------
   Total income or loss from investment operations           1.94         (1.27)        (2.77)         0.73          2.25
Less distributions:
   Dividends from net investment income                     (0.09)        (0.05)        (0.22)        (0.05)        (0.05)
   Distributions from net realized gains                    (0.02)        (0.14)        (0.01)        (0.10)           --
                                                          ------------------------------------------------- ------------------------
   Total distributions                                      (0.11)        (0.19)        (0.23)        (0.15)        (0.05)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             9.43          7.60          9.06         12.06         11.48
                                                          --------------------------------------------------------------------------
Total return (%)                                            25.77        (14.40)       (23.27)         6.37         24.34

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 1                                   0.50          0.50          0.50          0.56 2        0.54
  Gross operating expenses                                   0.76          0.77          0.77          0.84          0.97
  Net investment income                                      1.10          0.58          1.93          0.05          0.13
Portfolio turnover rate                                        10            15             5             3             6
Net assets, end of period ($ X 1,000,000)                     427           353           405           441           203

 1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

 2 The ratio of net operating expenses would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

SCHWAB MARKETTRACK GROWTH PORTFOLIO TM
TICKER SYMBOL: SWHGX

--------------------------------------------------------------------------------
THE PORTFOLIO SEEKS HIGH CAPITAL GROWTH WITH LESS VOLATILITY THAN AN ALL-STOCK PORTFOLIO.

ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Growth Portfolio's allocation focuses on stock investments, while including some bonds and cash investments to reduce volatility. The portfolio seeks to remain close to the target allocations of 80% stocks, 15% bonds and 5% cash and typically does not change its target allocation.

The stock allocation is further divided into three segments: 40% of assets for large-cap, 20% for small-cap and 20% for international.
--------------------------------------------------------------------------------

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes stock, bond and cash investments.

The portfolio invests mainly in other SchwabFunds(R), including index funds, which seek to track the total returns of various market indices. Index funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

ALLOCATION     FUND AND INDEX
----------------------------------------------------------------------
LARGE-CAP      Schwab S&P 500 Fund. Seeks to track the S&P 500
               Index(R), a widely recognized index maintained by
               Standard & Poor's that includes 500 U.S. publicly
               traded stocks.

SMALL-CAP      Schwab Small-Cap Index Fund(R). Seeks to track the
               Schwab Small-Cap Index(R), which includes the
               second-largest 1,000 U.S. publicly traded stocks as
               measured by market capitalization.

INTERNATIONAL  Schwab International Index Fund(R). Seeks to track the
               Schwab International Index(R), which includes the largest 350 stocks (as measured by free float-adjusted market capitalization) that are publicly traded in developed securities markets outside the United States.

BOND           Schwab Total Bond Market Fund. Seeks to track the
               Lehman Brothers U.S. Aggregate Bond Index, which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.

The portfolio also may use individual securities in its allocations and may continue to hold any individual securities it currently owns. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. In seeking to enhance the portfolio's after-tax performance, the managers may permit modest deviations from the target allocation for certain periods of time.

      By emphasizing stocks while including other investments to temper market risk, this portfolio could be appropriate for investors seeking attractive long-term growth with potentially lower volatility.

RISKS

MARKET RISK. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ALLOCATION RISK. The portfolio's asset and stock allocations can have an effect on returns. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because of this, the portfolio's performance could suffer during times when the types of stocks favored by its target allocation are out of favor, or when stocks in general are out of favor.

INVESTMENT STYLE RISK. Many of the risks of this portfolio are associated with its investments in underlying stock and bond index funds. The portfolio's underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, take steps to reduce market exposure or to lessen the effects of a declining market. While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the portfolio's performance also will lag those investments.

INTERNATIONAL RISK. International stocks carry additional risks. Changes in currency exchange rates can erode market gains or widen market losses for the portfolio. International markets--even those that are well established--are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. In addition, during any period when large-cap international stocks underperform other types of stocks or other types of investments--bonds, for instance--the portfolio's performance also will lag those investments.

DEBT SECURITIES RISK. The portion of the portfolio's assets invested in the bond market are subject to the risks associated with debt securities. Bond prices generally fall when interest rates rise. This risk is generally greater for bond investments with longer maturities. Portfolio performance also could be affected if bonds held by the underlying funds go into default or are paid off, or "called," substantially earlier or later than expected, which could cause capital losses or reduce yields.

PERFORMANCE

The information below shows portfolio returns before and after taxes, and compares portfolio performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]

96       14.49
97       21.00
98       15.17
99       19.36
00       (4.81)
01       (8.43)
02      (15.48)
03       27.08

BEST QUARTER: 15.70% Q4 1998
WORST QUARTER: (14.15%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03

                                                                         Since
                                             1 year       5 years      inception
--------------------------------------------------------------------------------
PORTFOLIO
 Before taxes                                27.08         2.25         7.76 1
 After taxes on distributions                26.73         1.52         6.86 1
 After taxes on distributions
 and sale of shares                          17.86         1.52         6.26 1
S&P 500(R) INDEX                             28.68        (0.57)        9.63 2
LEHMAN BROTHERS U.S.
AGGREGATE BOND INDEX                          4.10         6.62         7.05 2

1 Inception: 11/20/95.

2 From: 11/20/95.

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance. As of December 31, 2003, these fees were approximately 0.33% of the portfolio's average net assets based on current investments, and may fluctuate.

FEE TABLE (%)

SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.44
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.30
                                                                         -------
Total annual operating expenses                                            0.74

Expense reduction                                                         (0.24)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.50
                                                                         =======

* Schwab and the investment adviser have guaranteed that the portfolio's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.50% through 2/28/05.

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the portfolio's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
            $51                 $212                    $388               $896


8 Schwab MarketTrack Growth Portfolio TM

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history for the past five years. Certain information reflects financial results for a single portfolio share. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      11/1/98-
                                                          10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      12.05         13.88         17.22         16.37         13.96
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.18          0.19          0.41          0.22          0.18
   Net realized and unrealized gains or losses               2.33         (1.62)        (3.22)         0.94          2.48
                                                          --------------------------------------------------------------------------
   Total income or loss from investment operations           2.51         (1.43)        (2.81)         1.16          2.66
Less distributions:
   Dividends from net investment income                     (0.20)        (0.24)        (0.44)        (0.18)        (0.22)
   Distributions from net realized gains                       --         (0.16)        (0.09)        (0.13)        (0.03)
                                                          --------------------------------------------------------------------------
   Total distributions                                      (0.20)        (0.40)        (0.53)        (0.31)        (0.25)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            14.36         12.05         13.88         17.22         16.37
                                                          --------------------------------------------------------------------------
Total return (%)                                            21.18        (10.78)       (16.71)         7.08         19.24

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 1                                   0.50          0.50          0.50          0.56 2        0.58
  Gross operating expenses                                   0.74          0.75          0.74          0.82          0.91
  Net investment income                                      1.48          1.35          2.58          1.32          1.21
Portfolio turnover rate                                         9            21            10            12             7
Net assets, end of period ($ X 1,000,000)                     578           510           511           566           428

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

2 The ratio of net operating expenses would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

SCHWAB MARKETTRACK BALANCED PORTFOLIO TM
TICKER SYMBOL: SWBGX

--------------------------------------------------------------------------------
THE PORTFOLIO SEEKS BOTH CAPITAL GROWTH AND INCOME.

ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Balanced Portfolio's allocation is weighted toward stock investments, while including substantial bond investments to add income and reduce volatility. The portfolio seeks to remain close to the target allocations of 60% stocks, 35% bonds and 5% cash and typically does not change its target allocation.

The stock allocation is further divided into three segments: 30% of assets for large-cap, 15% for small-cap and 15% for international.
--------------------------------------------------------------------------------

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes bond, stock and cash investments.

The portfolio invests mainly in other SchwabFunds(R), including index funds, which seek to track the total returns of various market indices. Index funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

ALLOCATION     FUND AND INDEX
----------------------------------------------------------------------
LARGE-CAP      Schwab S&P 500 Fund. Seeks to track the S&P 500
               Index(R), a widely recognized index maintained by
               Standard & Poor's that includes 500 U.S. publicly
               traded stocks.

SMALL-CAP      Schwab Small-Cap Index Fund(R). Seeks to track the
               Schwab Small-Cap Index(R), which includes the
               second-largest 1,000 U.S. publicly traded stocks as
               measured by market capitalization.

INTERNATIONAL  Schwab International Index Fund(R). Seeks to track the
               Schwab International Index(R), which includes the largest 350 stocks (as measured by free float-adjusted market capitalization) that are publicly traded in developed securities markets outside the United States.

BOND           Schwab Total Bond Market Fund. Seeks to track the
               Lehman Brothers U.S. Aggregate Bond Index, which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.

The portfolio also may use individual securities in its allocations and may continue to hold any individual securities it currently owns. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. In seeking to enhance the portfolio's after-tax performance, the managers may permit modest deviations from the target allocation for certain periods of time.

      With a blend of asset types that modestly favors stocks, this portfolio may be appropriate for intermediate-term investors or for long-term investors with moderate sensitivity to risk.

RISKS

MARKET RISK. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ALLOCATION RISK. The portfolio's asset and stock allocations can have a substantial effect on performance. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because it intends to maintain substantial exposure to stocks as well as bonds, the portfolio will be hurt by poor performance in either market. Also, because it does not intend to make strategic changes in its allocation, the portfolio's performance may be hurt during times when segments emphasized by its target allocation are out of favor.

INVESTMENT STYLE RISK. Many of the risks of this portfolio are associated with its investments in underlying stock and bond index funds. The portfolio's underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, take steps to reduce market exposure or to lessen the effects of a declining market. While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

DEBT SECURITIES RISK. The portion of the portfolio's assets invested in the bond market are subject to the risks associated with debt securities. Bond prices generally fall when interest rates rise. This risk is generally greater for bond investments with longer maturities. Portfolio performance also could be affected if bonds held by the underlying funds go into default or are paid off, or "called," substantially earlier or later than expected, which could cause capital losses or reduce yields.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the portfolio's performance also will lag those investments.

INTERNATIONAL RISK. International stocks carry additional risks. Changes in currency exchange rates can erode market gains or widen market losses for the portfolio. International markets--even those that are well established--are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. In addition, during any period when large-cap international stocks underperform other types of stocks or other types of investments--bonds, for instance--the portfolio's performance also will lag those investments.

PERFORMANCE

The information below shows portfolio returns before and after taxes, and compares portfolio performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]

96      11.15
97      17.76
98      13.67
99      14.00
00      (1.03)
01      (4.40)
02      (9.85)
03      21.04

BEST QUARTER: 11.81% Q4 1998
WORST QUARTER: (9.78%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03

                                                                         Since
                                             1 year       5 years      inception
--------------------------------------------------------------------------------
PORTFOLIO
 Before taxes                                 21.04        3.31         7.49 1
 After taxes on distributions                 20.35        2.26         6.36 1
 After taxes on distributions
 and sale of shares                           13.85        2.21         5.84 1
S&P 500(R) INDEX                              28.68       (0.57)        9.63 2
LEHMAN BROTHERS U.S.
  AGGREGATE BOND INDEX                         4.10        6.62         7.05 2

1 Inception: 11/20/95.

2 From: 11/20/95.

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance. As of December 31, 2003, these fees were approximately 0.38% of the portfolio's average net assets based on current investments, and may fluctuate.

FEE TABLE (%)

SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.44
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.30
                                                                         -------
Total annual operating expenses                                            0.74

Expense reduction                                                         (0.24)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.50
                                                                         =======

* Schwab and the investment adviser have guaranteed that the portfolio's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.50% through 2/28/05.

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the portfolio's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
            $51                 $212                    $388               $896


12 Schwab MarketTrack Balanced Portfolio TM

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history for the past five years. Certain information reflects financial results for a single portfolio share. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      11/1/98-
                                                          10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      12.05         13.47         15.53         14.85        13.39
                                                            ------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.25          0.32          0.45          0.36         0.29
  Net realized and unrealized gains or
    losses                                                   1.77         (1.22)        (1.92)         0.69         1.57
                                                            ------------------------------------------------------------------------
  Total income or loss from investment
    operations                                               2.02         (0.90)        (1.47)         1.05         1.86
Less distributions:
  Dividends from net investment income                      (0.29)        (0.40)        (0.49)        (0.28)       (0.33)
  Distributions from net realized gains                        --         (0.12)        (0.10)        (0.09)       (0.07)
                                                            ------------------------------------------------------------------------
  Total distributions                                       (0.29)        (0.52)        (0.59)        (0.37)       (0.40)
                                                            ------------------------------------------------------------------------
Net asset value at end of period                            13.78         12.05         13.47         15.53        14.85
                                                            ------------------------------------------------------------------------
Total return (%)                                            17.12         (7.08)        (9.72)         7.11        14.18

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average net assets:
  Net operating expenses 1                                   0.50          0.50          0.50          0.56 2       0.58
  Gross operating expenses                                   0.74          0.74          0.74          0.82         0.91
  Net investment income                                      1.98          2.35          3.31          2.46         2.25
Portfolio turnover rate                                        17            31            21            18            7
Net assets, end of period ($ X 1,000,000)                     516           462           497           510          403

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

2 The ratio of net operating expenses would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO TM
TICKER SYMBOL: SWCGX

--------------------------------------------------------------------------------
THE PORTFOLIO SEEKS INCOME AND MORE GROWTH POTENTIAL THAN AN ALL-BOND PORTFOLIO.

ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Conservative Portfolio's allocation is weighted toward bond investments, while including substantial stock investments for long-term growth. The portfolio seeks to remain close to the target allocations of 55% bonds, 40% stocks and 5% cash and typically does not change its target allocation.

The stock allocation is further divided into three segments: 20% of assets for large-cap, 10% for small-cap and 10% for international.
--------------------------------------------------------------------------------

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes bond, stock and cash investments.

The portfolio invests mainly in other SchwabFunds(R), including index funds, which seek to track the total returns of various market indices. Index funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the portfolio's asset allocation:

ALLOCATION     FUND AND INDEX
----------------------------------------------------------------------
LARGE-CAP      Schwab S&P 500 Fund. Seeks to track the S&P 500
               Index(R), a widely recognized index maintained by
               Standard & Poor's that includes 500 U.S. publicly
               traded stocks.

SMALL-CAP      Schwab Small-Cap Index Fund(R). Seeks to track the
               Schwab Small-Cap Index(R), which includes the
               second-largest 1,000 U.S. publicly traded stocks as
               measured by market capitalization.

INTERNATIONAL  Schwab International Index Fund(R). Seeks to track the
               Schwab International Index(R), which includes the largest 350 stocks (as measured by free float-adjusted market capitalization) that are publicly traded in developed securities markets outside the United States.

BOND           Schwab Total Bond Market Fund. Seeks to track the
               Lehman Brothers U.S. Aggregate Bond Index, which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.

The portfolio also may use individual securities in its allocations and may continue to hold any individual securities it currently owns. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. In seeking to enhance the portfolio's after-tax performance, the managers may permit modest deviations from the target allocation for certain periods of time.

      Conservative investors and investors with shorter time horizons are among those for whom this portfolio was created.

RISKS

MARKET RISK. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

ALLOCATION RISK. The portfolio's asset and stock allocations can have a substantial effect on performance. The risks and returns of different classes of assets and different segments of the stock market can vary over the long-term and the short-term. Because it intends to maintain substantial exposure to bonds as well as stocks, the portfolio will be hurt by poor performance in either market. Also, because it does not intend to make strategic changes in its allocation, the portfolio's performance may be hurt during times when segments emphasized by its target allocation are out of favor.

INVESTMENT STYLE RISK. Many of the risks of this portfolio are associated with its investments in underlying stock and bond index funds. The portfolio's underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, take steps to reduce market exposure or to lessen the effects of a declining market. While the portfolio's underlying funds seek to track the returns of various indices, in each case an underlying fund's performance normally is below that of the index. This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

DEBT SECURITIES RISK. The portion of the portfolio's assets invested in the bond market are subject to the risks associated with debt securities. Bond prices generally fall when interest rates rise. This risk is generally greater for bond investments with longer maturities. Portfolio performance also could be affected if bonds held by the underlying funds go into default or are paid off, or "called," substantially earlier or later than expected, which could cause capital losses or reduce yields.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the portfolio's performance also will lag those investments.

INTERNATIONAL RISK. International stocks carry additional risks. Changes in currency exchange rates can erode market gains or widen market losses for the portfolio. International markets--even those that are well established--are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. In addition, during any period when large-cap international stocks underperform other types of stocks or other types of investments--bonds, for instance--the portfolio's performance also will lag those investments.

PERFORMANCE

The information below shows portfolio returns before and after taxes, and compares portfolio performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]

96       8.14
97      14.71
98      11.56
99       8.70
00       2.71
01      (0.35)
02      (4.02)
03      15.05

BEST QUARTER: 8.49% Q2 1997
WORST QUARTER: (5.26%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03

                                                                         Since
                                             1 year       5 years      inception
--------------------------------------------------------------------------------
PORTFOLIO
 Before taxes                                15.05          4.20         7.06 1
 After taxes on distributions                14.05          2.80         5.53 1
 After taxes on distributions
 and sale of shares                           9.88          2.73         5.16 1
LEHMAN BROTHERS U.S.
AGGREGATE BOND INDEX                          4.10          6.62         7.05 2
S&P 500(R) INDEX                             28.68         (0.57)        9.63 2

1 Inception: 11/20/95.

2 From: 11/20/95.

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance. As of December 31, 2003, these fees were approximately 0.44% of the portfolio's average net assets based on current investments, and may fluctuate.

FEE TABLE (%)

SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.44
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.31
                                                                         -------
Total annual operating expenses                                            0.75

Expense reduction                                                         (0.25)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.50
                                                                         =======

* Schwab and the investment adviser have guaranteed that the portfolio's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.50% through 2/28/05.

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the portfolio's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
           $51                  $215                    $392             $907

16 Schwab MarketTrack Conservative Portfolio TM

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history for the past five years. Certain information reflects financial results for a single portfolio share. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      11/1/98-
                                                          10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    11.37         12.22         13.12         12.73         12.11
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                   0.29          0.40          0.49          0.47          0.41
   Net realized and unrealized gains or losses             1.16         (0.78)        (0.80)         0.41          0.68
                                                          --------------------------------------------------------------------------
   Total income or loss from investment operations         1.45         (0.38)        (0.31)         0.88          1.09
Less distributions:
   Dividends from net investment income                   (0.29)        (0.41)        (0.50)        (0.46)        (0.40)
   Distributions from net realized gains                     --         (0.06)        (0.09)        (0.03)        (0.07)
                                                          --------------------------------------------------------------------------
   Total distributions                                    (0.29)        (0.47)        (0.59)        (0.49)        (0.47)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                          12.53         11.37         12.22         13.12         12.73
                                                          --------------------------------------------------------------------------
Total return (%)                                          12.98         (3.29)        (2.39)         6.92          9.13

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses 1                                0.50          0.50          0.50          0.56 2        0.57
   Gross operating expenses                                0.75          0.76          0.77          0.84          0.92
   Net investment income                                   2.44          3.17          3.85          3.58          3.28
Portfolio turnover rate                                      17            32            15            16             8
Net assets, end of period ($ X 1,000,000)                   289           263           211           194           167

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

2 The ratio of net operating expenses would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

                  PORTFOLIO MANAGEMENT

The portfolios' investment adviser, Charles Schwab Investment Management, Inc., has more than $140 billion under management.

                  The investment adviser for the Schwab MarketTrack Portfolios(R) is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the Schwab-Funds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 10/31/03).

                  As the investment adviser, the firm oversees the asset management and administration of the Schwab MarketTrack Portfolios. As compensation for these services, the firm receives a management fee from each portfolio. For the 12 months ended 10/31/03, these fees were 0.18% for the All Equity Portfolio, 0.20% for the Growth Portfolio, 0.20% for the Balanced Portfolio and 0.19% for the Conservative Portfolio. These figures, which are expressed as a percentage of each portfolio's average daily net assets, represent the actual amounts paid, including the effects of reductions.

                  JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser is responsible for the overall management of each of the portfolios. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

                  TOM BROWN, an associate portfolio manager of the investment adviser, is a day-to-day co-manager of the equity portions of the portfolios. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

                  ALLAN YAM, an associate portfolio manager of the investment adviser, is a day-to-day co-manager of the equity portions of the portfolios. He joined Schwab in September 1996, became a trader in 1999, and was named to his current position in 2002.

                  KIMON DAIFOTIS, CFA, is a vice president and senior portfolio manager of the investment adviser. Since joining the firm in September 1997, he has had overall responsibility for the day-to-day management of the bond and cash portions of the portfolios. Prior to joining the firm, he worked for more than 20 years in research and asset management.

                  INVESTING IN THE PORTFOLIOS

                  As a SchwabFunds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------
SCHWAB ACCOUNTS

Some Schwab account features can work in tandem with features offered by the portfolios.

For example, when you sell shares in a portfolio, the proceeds automatically are paid to your Schwab account. From your account, you can use features such as MoneyLink(R), which lets you move money between your brokerage accounts and bank accounts and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab accounts, call 1-800-435-4000 or visit the Schwab web site at www.schwab.com.
--------------------------------------------------------------------------------

BUYING SHARES

Shares of the portfolios may be purchased through a Schwab account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the portfolios' policies to buy, sell and exchange shares of the portfolios. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees and require signature guarantees. Contact your investment provider for more information.

STEP 1

CHOOSE A PORTFOLIO, then decide how much you want to invest.

MINIMUM INITIAL INVESTMENT           MINIMUM ADDITIONAL INVESTMENT
------------------------------------------------------------------------
$1,000 ($500 for retirement and      $500 ($100 for custodial accounts
custodial accounts)                  and investments through the
                                     Automatic Investment Plan)

STEP 2

CHOOSE AN OPTION FOR PORTFOLIO DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                  FEATURES
------------------------------------------------------------------------
REINVESTMENT            All dividends and capital gain distributions are
                        invested automatically in shares of your
                        portfolio.


CASH/REINVESTMENT MIX   You receive payment for dividends, while any
                        capital gain distributions are invested in
                        shares of your portfolio.


CASH You receive payment for all dividends and capital gain distributions.

STEP 3

PLACE YOUR ORDER. Use any of the methods described on the following page. Make checks payable to Charles Schwab & Co., Inc. Orders placed in person or through a telephone representative are subject to a service fee, payable to Schwab.

SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF A PORTFOLIO.

When selling or exchanging shares, please be aware of the following policies:

- A portfolio may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The portfolios reserve the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a portfolio's assets, whichever is less.

- Exchange orders are limited to other SchwabFunds(R) that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the portfolio and share class into which you are exchanging.

- You must obtain and read the prospectus for the portfolio into which you are exchanging prior to placing your order.

METHODS FOR PLACING DIRECT ORDERS

INTERNET www.schwab.com

SCHWAB BY PHONE TM 1

Automated voice service or speak with a representative at 1-800-435-4000 (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

SCHWABLINK(R)

Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 1-800-647-5465.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

IN PERSON 1

Visit the nearest Charles Schwab branch office.

You are automatically entitled to initiate transactions by the Internet or telephone. The portfolios and Schwab employ procedures to confirm the authenticity of Internet and telephone instructions. If the portfolios and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following Internet or telephone instructions that they reasonably believe to be genuine.

1 Orders placed in person or through a telephone representative are subject to a service fee, payable to Schwab.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

- Your name or, for Internet orders, your account number/"Login ID."

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers) or, for Internet orders, your password.

- The name and share class (if applicable) of the portfolio whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.

- When selling or exchanging shares by mail, be sure to include the signature of at least one of the persons whose name is on the account.

- For exchanges, the name and share class (if applicable) of the portfolio into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE PORTFOLIOS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the portfolio as a result of selling or exchanging your shares.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively affect a portfolio's operations, and orders that appear to be associated with short-term trading activities.

- To change or waive a portfolio's investment minimums.

- To suspend the right to sell shares back to a portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

TRANSACTION POLICIES

THE PORTFOLIOS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE
(NYSE) IS OPEN. The portfolios calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A portfolio's share price is its net asset value per share, or NAV, which is the portfolio's net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received in good order no later than the close of the portfolio (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

If you place an order through a third-party investment provider, please consult with that investment provider to determine when your order will be executed. Generally, you will receive the share price next calculated after a portfolio receives your order from your investment provider. However, some investment providers may arrange with a portfolio for you to receive the share price next calculated after your investment provider has received your order. Some investment providers may require that they receive orders prior to a specified cut-off time.

In valuing underlying fund investments, the portfolios use the NAVs reported by their underlying funds. In valuing other portfolio securities, the portfolios use market quotes if they are readily available. In cases where quotes are not readily available, a portfolio may value securities based on fair values developed using methods approved by the portfolio's Board of Trustees.

Shareholders of the portfolios should be aware that because foreign markets are often open on weekends and other days when the portfolios are closed, the value of some of a portfolio's securities may change on days when it is not possible to buy or sell shares of the portfolios.

THE PORTFOLIOS RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE PORTFOLIOS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a portfolio. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR PORTFOLIO EARNS. Every year, each portfolio distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record, except for the Conservative Portfolio, which typically makes income distributions at the end of every calendar quarter.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR PORTFOLIO DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each portfolio's net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the portfolio. Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another SchwabFund is treated the same as a sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less; long term if you held the shares longer.

AT THE BEGINNING OF EVERY YEAR, THE PORTFOLIOS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS a portfolio paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB CUSTOMERS WHO SELL PORTFOLIO SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

--------------------------------------------------------------------------------
MORE ON QUALIFIED DIVIDEND INCOME AND DISTRIBUTIONS

Dividends that are designated by the portfolios as qualified dividend income are eligible for a reduced maximum tax rate. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. The portfolios expect that a portion of each portfolio's ordinary income distributions will be eligible to be treated as qualified dividend income subject to the reduced tax rates.

If you are investing through a taxable account and purchase shares of a portfolio just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a portfolio makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
--------------------------------------------------------------------------------

NOTES

NOTES

SCHWAB MARKETTRACK PORTFOLIOS(R)

      PROSPECTUS
      February 28, 2004
      As amended June 14, 2004

                                                           [CHARLES SCHWAB LOGO]

TO LEARN MORE

This prospectus contains important information on the portfolios and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current portfolio investors, discuss recent performance and portfolio holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

For a free copy of any of these documents or to request other information or ask questions about the portfolios, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.

The SAI, the portfolios' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the portfolios, including the portfolios' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

SEC FILE NUMBER
Schwab MarketTrack Portfolios(R)      811-7704

REG13757FLT-07

INSTITUTIONAL SELECT(R) FUNDS

      PROSPECTUS
      February 28, 2004
      As amended June 14, 2004

      Institutional Select
      S&P 500 Fund

      Institutional Select
      Large-Cap Value Index Fund

      Institutional Select
      Small-Cap Value Index Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                           [CHARLES SCHWAB LOGO]

INSTITUTIONAL SELECT(R) FUNDS

      ABOUT THE FUNDS

        Institutional Select S&P 500 Fund ..................................   2

        Institutional Select Large-Cap Value Index Fund ....................   6

        Institutional Select Small-Cap Value Index Fund ....................  10

        Fund Management ....................................................  14

      INVESTING IN THE FUNDS

        Buying shares ......................................................  16

        Selling/exchanging shares ..........................................  17

        Transaction policies ...............................................  18

        Distributions and taxes ............................................  19

            ABOUT THE FUNDS

            The funds in this prospectus use indexing strategies. Each fund seeks high total return by tracking the performance of a different stock market index, as described on the following pages.

            Because the composition of an index tends to be comparatively stable, index funds historically have shown low portfolio turnover compared to actively managed funds.

            Like most stock investments, the funds are intended for longer-term investors. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

INSTITUTIONAL SELECT(R) S&P 500 Fund
TICKER SYMBOL: ISLCX

--------------------------------------------------------------------------------
THE FUND SEEKS HIGH TOTAL RETURN BY TRACKING THE PERFORMANCE OF THE S&P 500(R) INDEX.

LARGE-CAP STOCKS

Although the 500 companies in the index constitute only about 10% of all the publicly traded companies in the United States, they represent approximately 78% of the total value of the U.S. stock market. (All figures are as of 12/31/03.) For this reason, the index is widely used as a measure of overall U.S. stock market performance.

Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index's smaller stocks.
--------------------------------------------------------------------------------

INDEX

THE S&P 500 INDEX includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in the index in proportion to its total market value.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund may invest in futures contracts and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce a portion of the gap attributable to expenses.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

LARGE-CAP RISK. Although the S&P 500(R) Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or mid- or small-cap stocks, for instance--the fund's performance also will lag those investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, due to their structure, a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

Index ownership--"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The Institutional Select(R) S&P 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. More complete information may be found in the Statement of Additional Information (see back cover).

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]

00       (9.20)
01      (12.05)
02      (22.10)
03       28.47

BEST QUARTER: 15.36% Q2 2003
WORST QUARTER: (17.22%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03

                                                                         Since
                                                          1 year       inception
--------------------------------------------------------------------------------
FUND
  Before taxes                                            28.47        (1.53) 1
  After taxes on distributions                            28.20        (1.96) 1
  After taxes on distributions
  and sale of shares                                      18.85        (1.53) 1
S&P 500(R) INDEX                                          28.68        (1.40) 2

1 Inception: 2/1/99.

2 From: 2/1/99.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.

FEE TABLE (%)

SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
Redemption fee*                                                            0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.18
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.18
                                                                         -------
Total annual operating expenses                                            0.36
                                                                         -------

Expense reduction                                                         (0.21)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.15
                                                                         =======

* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have guaranteed that the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.15% through 12/31/05.

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
           $15                   $76                    $163              $418


4 Institutional Select(R) S&P 500 Fund

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      2/1/99 1-
                                                          10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       7.00          8.36         11.26         10.74         10.00
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.12          0.12          0.12          0.11          0.07
   Net realized and unrealized gains or losses               1.30         (1.37)        (2.91)         0.52          0.67
                                                          --------------------------------------------------------------------------
   Total income or loss from investment operations           1.42         (1.25)        (2.79)         0.63          0.74
Less distributions:
   Dividends from net investment income                     (0.12)        (0.11)        (0.11)        (0.09)           --
   Distributions from net realized gains                       --            --            --         (0.02)           --
                                                          --------------------------------------------------------------------------
   Total distributions                                      (0.12)        (0.11)        (0.11)        (0.11)           --
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             8.30          7.00          8.36         11.26         10.74
                                                          --------------------------------------------------------------------------
Total return (%)                                            20.65        (15.18)       (24.95)         5.86          7.40 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.15          0.15          0.15          0.15 3        0.13 4
   Gross operating expenses                                  0.36          0.37          0.37          0.38          0.55 4
   Net investment income                                     1.65          1.38          1.14          1.06          1.37 4
Portfolio turnover rate                                         4            12            13             6             1 2
Net assets, end of period ($ X 1,000,000)                     272           203           261           382           238

1 Commencement of operations.

2 Not annualized.

3 The ratio of net operating expenses would have been 0.16% if certain non-routine expenses (proxy fees) had been included.

4 Annualized.

INSTITUTIONAL SELECT(R) LARGE-CAP VALUE INDEX FUND
TICKER SYMBOL: ISLVX

--------------------------------------------------------------------------------
THE FUND SEEKS HIGH TOTAL RETURN BY TRACKING THE PERFORMANCE OF THE S&P 500/ BARRA VALUE INDEX.

VALUE INVESTING

Value investing is based on the concept that over time, investors will come to recognize the true worth of undervalued stocks, and their prices will rise. In addition, value investing has the potential for lower volatility, because value stocks in theory are already trading at relatively low prices.

THE S&P 500/BARRA VALUE INDEX currently contains 338 stocks representing approximately 50% of the total market value of the S&P 500. The index is rebalanced at least twice a year, with some stocks being dropped from the index and others, newly considered to be value stocks, being added. (All figures as of 12/31/03.)
--------------------------------------------------------------------------------

INDEX

THE S&P 500/BARRA VALUE INDEX includes those stocks from the S&P 500(R) Index that are identified as value stocks. Standard & Poor's and Barra, Inc. determine which stocks are listed in the index, generally choosing those with the highest ratios of book value to market price. Each stock is represented in the index in proportion to its total market value.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce a portion of the gap attributable to expenses.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

LARGE-CAP RISK. Although the S&P 500/Barra Value Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap value stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or mid- or small-cap stocks, for instance--the fund's performance also will lag those investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, due to their structure, a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

Index ownership--"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500" and "S&P 500/Barra Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The Institutional Select(R) Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. More complete information may be found in the Statement of Additional Information (see back cover).

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]

00        5.94
01      (11.90)
02      (20.69)
03       31.34

BEST QUARTER: 18.41% Q2 2003
WORST QUARTER: (20.29%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03

                                                                         Since
                                                          1 year       inception
--------------------------------------------------------------------------------
FUND
 Before taxes                                              31.34         1.39 1
 After taxes on distributions                              31.01         0.30 1
 After taxes on distributions
 and sale of shares                                        20.78         0.57 1
S&P 500/BARRA VALUE INDEX                                  31.79         1.57 2

1 Inception: 2/1/99.

2 From: 2/1/99.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.

FEE TABLE (%)

SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
Redemption fee*                                                            0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.20
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.25
                                                                         -------
Total annual operating expenses                                            0.45

Expense reduction                                                         (0.20)
                                                                         -------
NET OPERATING EXPENSES**                                                   0.25
                                                                         =======

* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have guaranteed that the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.25% through 12/31/05.

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
           $26                  $106                    $214             $531


8 Institutional Select(R) Large-Cap Value Index Fund

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      2/1/99 1-
                                                          10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       7.14          8.92         11.44         10.68         10.00
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.15          0.18          0.14          0.15          0.09
   Net realized and unrealized gains or losses               1.55         (1.49)        (2.19)         0.84          0.59
                                                          --------------------------------------------------------------------------
   Total income or loss from investment operations           1.70         (1.31)        (2.05)         0.99          0.68
Less distributions:
   Dividends from net investment income                     (0.18)        (0.15)        (0.15)        (0.11)           --
   Distributions from net realized gains                       --         (0.32)        (0.32)        (0.12)           --
                                                          --------------------------------------------------------------------------
   Total distributions                                      (0.18)        (0.47)        (0.47)        (0.23)           --
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             8.66          7.14          8.92         11.44         10.68
                                                          --------------------------------------------------------------------------
Total return (%)                                            24.40        (15.65)       (18.53)         9.48          6.80 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.25          0.25 3        0.25          0.25 4        0.21 5
   Gross operating expenses                                  0.45          0.48          0.45          0.51          0.70 5
   Net investment income                                     1.94          1.72          1.47          1.64          1.62 5
Portfolio turnover rate                                        24            26            47            27            19 2
Net assets, end of period ($ X 1,000,000)                      79            70           128           129            71

1 Commencement of operations.

2 Not annualized.

3 The ratio of net operating expenses would have been 0.26% if certain non-routine expenses (interest expense) had been included.

4 The ratio of net operating expenses would have been 0.26% if certain non-routine expenses (proxy fees) had been included.

5 Annualized.

INSTITUTIONAL SELECT(R) Small-Cap Value Index Fund
TICKER SYMBOL: ISSVX

--------------------------------------------------------------------------------
THE FUND SEEKS HIGH TOTAL RETURN BY TRACKING THE PERFORMANCE OF THE S&P SMALLCAP 600/BARRA VALUE INDEX.

VALUE INVESTING

Value investing is based on the concept that over time, investors will come to recognize the true worth of undervalued stocks, and their prices will rise. In addition, value investing has the potential for lower volatility, because value stocks, in theory, are already trading at relatively low prices.

THE S&P SMALLCAP 600/BARRA VALUE INDEX currently contains 369 stocks representing approximately 51% of the total market value of the S&P SmallCap
600. The index is rebalanced at least twice a year, with some stocks being dropped from the index and others, newly considered to be value stocks, being added. (All figures as of 12/31/03.)
--------------------------------------------------------------------------------

INDEX

THE S&P SMALLCAP 600/BARRA VALUE INDEX includes those stocks from the S&P SmallCap 600 Index that are identified as value stocks. Standard & Poor's and Barra, Inc. determine which stocks are listed in the index, generally choosing those with the highest ratios of book value to market price. Each stock is represented in the index in proportion to its total market value.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce a portion of the gap attributable to expenses.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the small-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Although the S&P SmallCap 600/Barra Value Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of small-cap value stocks. As a result, during a period when these stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the fund's performance also will lag these investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, due to their structure, a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

Index ownership--"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500" and "S&P SmallCap 600/Barra Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The Institutional Select(R) Small-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. More complete information may be found in the Statement of Additional Information (see back cover).

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]

00       20.86
01       12.99
02      (14.32)
03       39.48

BEST QUARTER: 22.32% Q2 2003
WORST QUARTER: (22.33%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03

                                                                         Since
                                                          1 year       inception
--------------------------------------------------------------------------------
FUND
 Before taxes                                              39.48        11.38 1
 After taxes on distributions                              39.31         9.54 1
 After taxes on distributions
 and sale of shares                                        25.89         8.71 1
S&P SMALLCAP 600/BARRA VALUE INDEX                         40.04        11.49 2

1 Inception: 2/1/99.

2 From: 2/1/99.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.

FEE TABLE (%)

SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
Redemption fee*                                                            0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.25
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.38
                                                                         -------
Total annual operating expenses                                            0.63

Expense reduction                                                         (0.31)
                                                                         -------
NET OPERATING EXPENSES**                                                   0.32
                                                                         =======

* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have guaranteed that the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.32% through 12/31/05.

Designed to help you compare expenses, the example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
           $33                  $143                    $294             $733


12 Institutional Select(R) Small-Cap Value Index Fund

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      2/1/99 1-
                                                          10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       9.50         10.82         11.23          9.89         10.00
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.11          0.10          0.09          0.09          0.07
   Net realized and unrealized gains or losses               3.04         (0.32)         0.32          1.74         (0.18)
                                                          --------------------------------------------------------------------------
   Total income or loss from investment operations           3.15         (0.22)         0.41          1.83         (0.11)
Less distributions:
   Dividends from net investment income                     (0.10)        (0.10)        (0.08)        (0.09)           --
   Distributions from net realized gains                       --         (1.00)        (0.74)        (0.40)           --
                                                          --------------------------------------------------------------------------
   Total distributions                                      (0.10)        (1.10)        (0.82)        (0.49)           --
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            12.55          9.50         10.82         11.23          9.89
                                                          --------------------------------------------------------------------------
Total return (%)                                            33.52         (3.32)         4.14         19.42         (1.10) 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.32          0.32 3        0.32          0.27 4        0.00 5
   Gross operating expenses                                  0.63          0.61          0.61          0.66          0.98 5
   Net investment income                                     0.95          0.81          0.87          0.94          1.25 5
Portfolio turnover rate                                        36            56            69            71            38 2
Net assets, end of period ($ X 1,000,000)                      36            37            47            39            32

1 Commencement of operations.

2 Not annualized.

3 The ratio of net operating expenses would have been 0.33% if certain non-routine expenses (interest expense) had been included.

4 The ratio of net operating expenses would have been 0.28% if certain non-routine expenses (proxy fees) had been included.

5 Annualized.

            FUND MANAGEMENT

            The investment adviser for the Institutional Select(R) Funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for 49 mutual funds, including nine equity index funds. The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 10/31/03.)

            As the investment adviser, the firm oversees the asset management and administration of the Institutional Select Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 10/31/03, these fees were 0.00% for the Institutional Select S&P 500 Fund, 0.03% for the Institutional Select Large-Cap Value Index Fund, and 0.00% for the Institutional Select Small-Cap Value Index Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

            JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

            LARRY MANO, a director and portfolio manager of the investment adviser, is responsible for the day-to-day management of each of the funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

            INVESTING IN THE FUNDS

            The following pages tell how to buy, sell and exchange shares in these funds.

            There is also information on investment minimums, distribution options and taxes.

            Your investment manager can help you make decisions about your investment and can work with you to answer questions you may have about investing in the funds.

            If you don't have an investment manager, please call 1-800-435-4000.

BUYING SHARES

Shares of the funds may be purchased through certain third-party investment providers, such as investment managers, financial institutions and workplace retirement plans. For a higher minimum investment, shares also may be purchased through a Schwab account.

If you are investing through a third-party investment provider, some of the instructions, minimums and policies described below may be different. Some investment providers may charge transaction or other fees. Contact your investment manager or other investment provider for more information.

STEP 1

CHOOSE A FUND AND DECIDE HOW MUCH YOU WANT TO INVEST. The investment minimums for these funds depend on whether the account is being held by an investment manager or directly by another type of investor, such as an individual.

                                          MINIMUM INVESTMENT FOR EACH FUND
--------------------------------------------------------------------------------
INVESTMENT MANAGER INITIAL
  INVESTMENT:                             $2,500 per client account, and
                                          $250,000 for aggregate client
                                          accounts in S&P 500 Fund
                                          $100,000 for aggregate client
                                          accounts in Large-Cap and Small-Cap
                                          Value Index Funds (waived until
                                          further notice)

INVESTMENT MANAGER ADDITIONAL
  INVESTMENT:                             $100 per client account

OTHER INVESTORS:                          $250,000 initial in S&P 500 Fund;
                                          $3,000,000 initial in Large-Cap and
                                          Small-Cap Value Index Funds
                                          $100 additional for all funds

STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                          FEATURES
--------------------------------------------------------------------------------
REINVESTMENT                    All dividend and capital gain distributions are
                                invested automatically in shares of your fund.

CASH/REINVESTMENT               You receive payment for dividends, while any
                                capital gain distributions are invested in
                                shares of your fund.

CASH You receive payment for all dividends and capital gain distributions.

STEP 3

PLACE YOUR ORDER USING ANY OF THE METHODS DESCRIBED ON THE FOLLOWING PAGE. Make checks payable to Charles Schwab & Co., Inc. Orders placed in-person or through a telephone representative may be subject to a service fee, payable to Schwab.


16 Investing in the funds

SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF A FUND.

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The funds reserve the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.

- As indicated in each fund's fee table, each fund charges a redemption fee, payable to the fund, on the sale or exchange of any shares that occurs 180 days or less after purchasing them; in attempting to minimize this fee, a fund will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange).

- Exchange orders are limited to other Institutional Select(R) Funds only and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING ORDERS

If you are investing through an investment manager, contact your manager directly or the Schwab Signature Services Alliance team at 1-800-515-2157. If you do not have an investment manager, call 1-800-435-4000 for instructions. 1 (1-800-345-2550 for TDD users.)

You are automatically entitled to initiate transactions by telephone, and, for the S&P 500 Fund, by the Internet. The funds and Schwab employ procedures to confirm the authenticity of Internet and telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following Internet or telephone instructions that they reasonably believe to be genuine.

1 Orders placed in-person or through a telephone representative may be subject to a service fee, payable to Schwab.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

- Your name.

- Your account number (for SchwabLink(R) transactions, investment managers must include the master account and subaccount numbers).

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.

- When selling or exchanging shares via fax, be sure to include the signature of at least one of the persons who is authorized to trade (either an account holder or authorized investment manager).

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling or exchanging your shares.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively impact its operations, and orders that appear to be associated with short-term trading activities.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.

- To revise the redemption fee criteria.

- To waive a fund's early redemption fee in certain instances, including when it determines that such a waiver is in the best interests of the fund and its shareholders.
--------------------------------------------------------------------------------

TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. The funds calculate their share prices each business day as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding.

Orders to buy, sell or exchange shares that are received in good order no later than the close of a fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

If you place an order through a third-party investment provider, please consult with that investment provider to determine when your order will be executed. Generally, you will receive the share price next calculated after a fund receives your order from your investment provider. However, some investment providers may arrange with a fund for you to receive the share price next calculated after your investment provider has received your order. Some investment providers may require that they receive orders prior to a specified cut-off time.

In valuing their securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

THE FUNDS RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.


18 Investing in the funds

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult with your tax advisor about the tax implications of your investment in a fund. You can also visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Every year, each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another fund is treated the same as a sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short-term if you held the shares for 12 months or less, long-term if you held the shares longer.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS a fund paid during the previous calendar year. Shareholders also receive information on distributions and transactions in their monthly account statements.

SCHWAB CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

--------------------------------------------------------------------------------
MORE ON QUALIFIED DIVIDEND INCOME AND DISTRIBUTIONS

Dividends that are designated by the funds as qualified dividend income are eligible for a reduced maximum tax rate. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. The funds expect that a portion of each fund's ordinary income distributions will be eligible to be treated as qualified dividend income subject to the reduced tax rates.

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the amount of the distribution is subtracted from the share price.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
--------------------------------------------------------------------------------

NOTES

NOTES

INSTITUTIONAL SELECT(R) Funds

      PROSPECTUS
      February 28, 2004
      As amended June 14, 2004

                                                           [CHARLES SCHWAB LOGO]


TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

For a free copy of any of these documents or to request other information or ask questions about the funds, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (HTTP://WWW.SEC.GOV). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.


SEC FILE NUMBERS
Institutional Select(R) Funds   811-7704

REG13643FLD-08

SCHWAB EQUITY INDEX FUNDS

      PROSPECTUS
      February 28, 2004
      As amended June 14, 2004

      Schwab S&P 500 Fund

      Schwab 1000 Fund(R)

      Schwab Small-Cap Index
      Fund(R)

      Schwab Total Stock Market
      Index Fund(R)

      Schwab International
      Index Fund(R)

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                           [CHARLES SCHWAB LOGO]

SCHWAB EQUITY INDEX FUNDS

      ABOUT THE FUNDS

        Schwab S&P 500 Fund ................................................   2

        Schwab 1000 Fund(R) ................................................   8

        Schwab Small-Cap Index Fund(R) .....................................  12

        Schwab Total Stock Market Index Fund(R) ............................  16

        Schwab International Index Fund(R) .................................  20

        Fund management ....................................................  24

      INVESTING IN THE FUNDS

        Buying shares ......................................................  26

        Selling/exchanging shares ..........................................  27

        Transaction policies ...............................................  28

        Distributions and taxes ............................................  29

            ABOUT THE FUNDS

            The funds in this prospectus are index funds and share the same basic investment strategy: They are designed to track the performance of a stock market index. Each fund tracks a different index.

            This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments for the fund based on portfolio management's judgment, an index is used to determine which securities the fund should own.

            Because the composition of an index tends to be comparatively stable, index funds historically have shown low portfolio turnover compared to actively managed funds.

            The funds are designed for long-term investors. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

SCHWAB S&P 500 FUND
TICKER SYMBOLS Investor Shares: SWPIX Select Shares(R): SWPPX e.Shares(R): SWPEX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE S&P 500(R) INDEX.

LARGE-CAP STOCKS

Although the 500 companies in the index constitute only about 10% of all the publicly traded companies in the United States, they represent approximately 78% of the total value of the U.S. stock market. (All figures are as of 12/31/03.)

Companies of this size are generally considered large-cap stocks. Their performance is widely followed, and the index itself is popularly seen as a measure of overall U.S. stock market performance.

Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index's smaller stocks.

--------------------------------------------------------------------------------

INDEX

THE S&P 500 INDEX INCLUDES THE STOCKS OF 500 LEADING U.S. PUBLICLY TRADED COMPANIES FROM A BROAD RANGE OF INDUSTRIES. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in the index in proportion to its total market value.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund also may invest in futures contracts and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

      Long-term investors who want to focus on large-cap U.S. stocks or who are looking for performance that is linked to a popular index may want to consider this fund.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

LARGE-CAP RISK. Although the S&P 500(R) Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or mid- or small-cap stocks, for instance--the fund's performance also will lag those investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, due to their structure, a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

Index ownership--"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Fund. The Schwab S&P 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. More complete information may be found in the Statement of Additional Information (see back cover).

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for other share classes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance. The fund has three share classes, which have different minimum investments and different costs. For information on choosing a class, see page 26.

ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES

[BAR CHART]

97       32.47
98       28.05
99       20.60
00       (9.33)
01      (12.15)
02      (22.28)
03       28.15

BEST QUARTER: 21.08% Q4 1998
WORST QUARTER: (17.29%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03

                                                                         Since
                                             1 year       5 years      inception
--------------------------------------------------------------------------------
INVESTOR SHARES
 Before taxes                                 28.15        (0.88)        8.42 1
 After taxes on distributions                 27.90        (1.25)        8.02 1
 After taxes on distributions
 and sale of shares                           18.61        (0.95)        7.16 1
SELECT SHARES(R) before taxes                 28.47        (0.71)        5.81 2
e.SHARES(R) before taxes                      28.33        (0.81)        8.52 1
S&P 500(R) INDEX                              28.68        (0.57)        8.84 3

1 Inception: 5/1/96.

2 Inception: 5/19/97.

3 From: 5/1/96.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

                                                              INVESTOR  SELECT
SHAREHOLDER FEES (% of transaction amount)                     SHARES   SHARES  e.SHARES
----------------------------------------------------------------------------------------
Redemption fee*                                                 0.75     0.75     0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
----------------------------------------------------------------------------------------
Management fees                                                 0.17     0.17     0.17
Distribution (12b-1) fees                                       None     None     None
Other expenses                                                  0.29     0.14     0.14
                                                              --------------------------
Total annual operating expenses                                 0.46     0.31     0.31

Expense reduction                                              (0.09)   (0.12)   (0.03)
                                                              --------------------------
NET OPERATING EXPENSES**                                        0.37     0.19     0.28
                                                              --------------------------

* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and e.Shares will not exceed 0.37%, 0.19% and 0.28%, respectively through 2/28/05.

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                  1 year          3 years            5 years            10 years
--------------------------------------------------------------------------------
INVESTOR SHARES    $38              $139               $249               $570
SELECT SHARES      $19              $ 88               $162               $381
e.SHARES           $29              $ 97               $171               $390


4  Schwab S&P 500 Fund

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      11/1/98-
INVESTOR SHARES                                           10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      13.79         16.45         22.15         21.17         17.05
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.20          0.20          0.17          0.17          0.17
  Net realized and unrealized gains or losses                2.57         (2.68)        (5.70)         1.06          4.10
                                                          --------------------------------------------------------------------------
  Total income or loss from investment operations            2.77         (2.48)        (5.53)         1.23          4.27
Less distributions:
  Dividends from net investment income                      (0.20)        (0.18)        (0.17)        (0.18)        (0.15)
  Distributions from net realized gains                        --            --            --         (0.07)           --
                                                          --------------------------------------------------------------------------
  Total distributions                                       (0.20)        (0.18)        (0.17)        (0.25)        (0.15)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            16.36         13.79         16.45         22.15         21.17
                                                          --------------------------------------------------------------------------
Total return (%)                                            20.39        (15.32)       (25.11)         5.81         25.20

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.36          0.35          0.35          0.35 1        0.35
  Gross operating expenses                                   0.46          0.46          0.46          0.52          0.62
  Net investment income                                      1.45          1.21          0.95          0.81          1.01
Portfolio turnover rate                                         3             8             4             9             3
Net assets, end of period ($ x 1,000,000)                   3,510         2,760         3,070         3,617         3,183

1 The ratio of net operating expenses would have been 0.36% if certain non-routine expenses (proxy fees) had been included.

FINANCIAL HIGHLIGHTS continued

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      11/1/98-
SELECT SHARES(R)                                          10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      13.83         16.50         22.21         21.23         17.09
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.24          0.22          0.20          0.20          0.20
  Net realized and unrealized gains or
    losses                                                   2.57         (2.69)        (5.71)         1.06          4.12
                                                          --------------------------------------------------------------------------
  Total income or loss from investment
    operations                                               2.81         (2.47)        (5.51)         1.26          4.32
Less distributions:
  Dividends from net investment income                      (0.23)        (0.20)        (0.20)        (0.21)        (0.18)
  Distributions from net realized gains                        --            --            --         (0.07)           --
                                                          --------------------------------------------------------------------------
  Total distributions                                       (0.23)        (0.20)        (0.20)        (0.28)        (0.18)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            16.41         13.83         16.50         22.21         21.23
                                                          --------------------------------------------------------------------------
Total return (%)                                            20.62        (15.20)       (24.97)         5.94         25.42

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    0.19           0.19          0.19          0.19 1        0.19
  Gross operating expenses                                  0.31           0.31          0.31          0.36          0.47
  Net investment income                                     1.63           1.37          1.11          0.98          1.17
Portfolio turnover rate                                        3              8             4             9             3
Net assets, end of period ($ x 1,000,000)                  3,692          3,029         3,563         4,357         3,750

1 The ratio of net operating expenses would have been 0.20% if certain non-routine expenses (proxy fees) had been included.


6  Schwab S&P 500 Fund

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      11/1/98-
e.SHARES(R)                                               10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      13.79         16.46         22.17         21.21         17.08
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.23          0.23          0.20          0.20          0.20
  Net realized and unrealized gains or losses                2.56         (2.71)        (5.71)         1.04          4.09
                                                          --------------------------------------------------------------------------
  Total income or loss from investment operations            2.79         (2.48)        (5.51)         1.24          4.29
Less distributions:
  Dividends from net investment income                      (0.21)        (0.19)        (0.20)        (0.21)        (0.16)
  Distributions from net realized gains                        --            --            --         (0.07)           --
                                                          --------------------------------------------------------------------------
  Total distributions                                       (0.21)        (0.19)        (0.20)        (0.28)        (0.16)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            16.37         13.79         16.46         22.17         21.21
                                                          --------------------------------------------------------------------------
Total return (%)                                            20.55        (15.32)       (25.02)         5.84         25.28

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.28          0.28          0.28          0.28 1        0.28
  Gross operating expenses                                   0.31          0.31          0.31          0.36          0.48
  Net investment income                                      1.54          1.28          1.02          0.88          1.08
Portfolio turnover rate                                         3             8             4             9             3
Net assets, end of period ($ x 1,000,000)                     246           220           304           441           435

1 The ratio of net operating expenses would have been 0.29% if certain non-routine expenses (proxy fees) had been included.

SCHWAB 1000 FUND(R)
TICKER SYMBOLS Investor Shares: SNXFX Select Shares(R): SNXSX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO MATCH THE TOTAL RETURN OF THE SCHWAB 1000 INDEX(R).

LARGE- AND MID-CAP STOCKS

Although there are currently more than 5,244 total stocks in the United States, the companies represented by the Schwab 1000 Index make up some 88% of the total value of all U.S. stocks. (Figures are as of 12/31/03.)

These large- and mid-cap stocks cover many industries and represent many sizes. Because large- and mid-cap stocks can perform differently from each other at times, a fund that invests in both categories of stocks may have somewhat different performance than a fund that invests only in large-cap stocks.

--------------------------------------------------------------------------------

INDEX

THE SCHWAB 1000 INDEX INCLUDES THE STOCKS OF THE LARGEST 1,000 PUBLICLY TRADED COMPANIES IN THE UNITED STATES, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does.

The fund may make use of certain management techniques in seeking to enhance its after-tax performance. For example, it may adjust its weightings of certain stocks, continue to hold a stock that is no longer included in the index or choose to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gains distributions to its shareholders.

Like many index funds, the fund also may invest in futures contracts and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

      Because it includes so many U.S. stocks and industries, this fund could make sense for long-term investors seeking broad diversification in a single investment. Stock investors who want exposure beyond the large-cap segment of the U.S. stock market also may want to consider this fund.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the large- and mid-cap portions of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

LARGE- AND MID-CAP RISK. Because the Schwab 1000 Index(R) encompasses stocks from across the economy, the fund is broadly diversified, which reduces the impact of the performance of any given industry or stock. But whenever large- and mid-cap U.S. stocks fall behind other types of investments--bonds, for instance--the fund's performance also will lag these investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, due to their structure, a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for other share classes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 26.

ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES

[BAR CHART]

94      (0.11)
95      36.60
96      21.57
97      31.92
98      27.16
99      21.00
00      (8.21)
01     (12.26)
02     (21.19)
03      28.74

BEST QUARTER: 21.93% Q4 1998
WORST QUARTER: (16.61%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03

                                                                         Since
                                1 year      5 years      10 years      inception
--------------------------------------------------------------------------------
INVESTOR SHARES
 Before taxes                    28.74       (0.23)       10.65         10.89 1
 After taxes on distributions    28.53       (0.53)       10.20         10.37 1
 After taxes on distributions
 and sale of shares              18.95       (0.36)        9.22          9.49 1
SELECT SHARES(R)
 Before taxes                    28.92       (0.11)         N/A          6.34 2
S&P 500(R) INDEX                 28.68       (0.57)       11.06         11.05 3
SCHWAB 1000 INDEX(R)             29.31        0.05        11.07         11.29 3

1 Inception: 4/2/91.

2 Inception: 5/19/97.

3 From: 4/2/91.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

                                                              INVESTOR   SELECT
SHAREHOLDER FEES (% of transaction amount)                     SHARES    SHARES
--------------------------------------------------------------------------------
Redemption fee*                                                   0.75    0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                   0.23    0.23
Distribution (12b-1) fees                                         None    None
Other expenses                                                    0.28    0.13
                                                                 ---------------
Total annual operating expenses**                                 0.51    0.36
                                                                 ---------------

* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have guaranteed that the annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares will not exceed 0.51% and 0.36%, respectively through 2/28/05.

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                  1 year          3 years            5 years            10 years
--------------------------------------------------------------------------------
INVESTOR SHARES    $52              $164                $285              $640
SELECT SHARES      $37              $116                $202              $456


10 Schwab 1000 Fund(R)

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      11/1/98-
INVESTOR SHARES                                           10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      25.25         29.57         39.95         37.12         29.90
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.33          0.31          0.26          0.26          0.26
   Net realized and unrealized gains or losses               4.99         (4.36)       (10.40)         2.83          7.21
                                                          --------------------------------------------------------------------------
   Total income or loss from investment operations           5.32         (4.05)       (10.14)         3.09          7.47
Less distributions:
   Dividends from net investment income                     (0.32)        (0.27)        (0.24)        (0.26)        (0.25)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            30.25         25.25         29.57         39.95         37.12
                                                          --------------------------------------------------------------------------
Total return (%)                                            21.34        (13.87)       (25.50)         8.34         25.12

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.49          0.46          0.46         0.46 1         0.46
   Gross operating expenses                                  0.51          0.52          0.51         0.51           0.51
   Net investment income                                     1.27          1.04          0.78         0.63           0.78
Portfolio turnover rate                                         5             9             8            9              3
Net assets, end of period ($ x 1,000,000)                   3,974         3,223         3,852        5,083          4,925

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      11/1/98-
SELECT SHARES(R)                                          10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      25.26         29.58         39.98         37.16         29.93
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.37          0.35          0.31          0.29          0.30
  Net realized and unrealized gains or losses                4.99         (4.36)       (10.41)         2.84          7.22
                                                          --------------------------------------------------------------------------
  Total income or loss from investment operations            5.36         (4.01)       (10.10)         3.13          7.52
Less distributions:
  Dividends from net investment income                      (0.35)        (0.31)        (0.30)        (0.31)        (0.29)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            30.27         25.26         29.58         39.98         37.16
                                                          --------------------------------------------------------------------------
Total return (%)                                            21.52        (13.77)       (25.40)         8.46         25.29

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.35          0.35          0.35          0.35 2       0.35
   Gross operating expenses                                  0.36          0.37          0.36          0.36         0.37
   Net investment income                                     1.41          1.15          0.89          0.74         0.89
Portfolio turnover rate                                         5             9             8             9            3
Net assets, end of period ($ x 1,000,000)                   1,996         1,588         1,911         2,159        2,214

1 The ratio of net operating expenses would have been 0.47% if certain non-routine expenses (proxy fees) had been included.

2 The ratio of net operating expenses would have been 0.36% if certain non-routine expenses (proxy fees) had been included.

SCHWAB SMALL-CAP INDEX FUND(R)
TICKER SYMBOLS Investor Shares: SWSMX Select Shares(R): SWSSX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE PERFORMANCE OF A BENCHMARK INDEX THAT MEASURES THE TOTAL RETURN OF SMALL CAPITALIZATION U.S. STOCKS.

SMALL-CAP STOCKS

In measuring the performance of the second-largest 1,000 companies in the U.S. stock market, the index may be said to focus on the "biggest of the small" among America's publicly traded stocks.

Historically, the performance of small-cap stocks has not always paralleled that of large-cap stocks. For this reason, some investors use them to diversify a portfolio that invests in larger stocks.

--------------------------------------------------------------------------------

INDEX

THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY TRACKING THE TOTAL RETURN OF THE SCHWAB SMALL-CAP INDEX(R). The index includes the stocks of the second-largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of small-cap U.S. stocks.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund also may invest in futures contracts and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

      With its small-cap focus, this fund may make sense for long-term investors who are willing to accept greater risk in the pursuit of potentially higher long-term returns.

RISKS

MARKET RISKS. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the small-cap portion of the U.S. stock market, as measured by the index. It follows the market during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

SMALL-CAP RISK. Historically, small-cap stocks have been riskier than large-and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments--bonds or large-cap stocks, for instance--the fund's performance also will lag these investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, due to their structure, a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for other share classes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance. The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 26.

ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES

[BAR CHART]

94       (3.08)
95       27.65
96       15.49
97       25.69
98       (3.57)
99       24.20
00        3.73
01       (0.90)
02      (22.46)
03       43.37

BEST QUARTER: 24.44% Q2 2003
WORST QUARTER: (20.94%) Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03

                                                                         Since
                                 1 year      5 years      10 years     inception
--------------------------------------------------------------------------------
INVESTOR SHARES
 Before taxes                     43.37        7.25          9.40        9.49 1
 After taxes on distributions     43.24        6.17          8.64        8.73 1
 After taxes on distributions
 and sale of shares               28.35        5.70          7.95        8.03 1
SELECT SHARES(R)
 Before taxes                     43.59        7.39            NA        8.42 2
RUSSELL 2000 INDEX(R)             47.25        7.13          9.47        9.59 3
SCHWAB SMALL-CAP INDEX(R)         43.64        7.90         10.33       10.50 3

1 Inception: 12/3/93.

2 Inception: 5/19/97.

3 From: 12/3/93.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

                                                              INVESTOR    SELECT
SHAREHOLDER FEES (% of transaction amount)                     SHARES     SHARES
--------------------------------------------------------------------------------
Redemption fee*                                                 0.75       0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                 0.30       0.30
Distribution (12b-1) fees                                       None       None
Other expenses                                                  0.30       0.15
                                                               -----------------
Total annual operating expenses                                 0.60       0.45

Expense reduction                                                --       (0.03)
                                                               -----------------
NET OPERATING EXPENSES**                                        0.60       0.42
                                                               -----------------

* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares will not exceed 0.60% and 0.42%, respectively through 2/28/05.

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                  1 year           3 years           5 years           10 years
--------------------------------------------------------------------------------
INVESTOR SHARES     $61              $192              $335              $750
SELECT SHARES       $43              $141              $249              $564


14 Schwab Small-Cap Index Fund(R)

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      11/1/98-
INVESTOR SHARES                                           10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      13.27        15.98          21.06         17.41         15.39
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.11         0.13           0.07          0.07          0.06
   Net realized and unrealized gains or losses               4.98        (2.17)         (2.76)         3.62          2.89
                                                          --------------------------------------------------------------------------
  Total income or loss from investment operations            5.09        (2.04)         (2.69)         3.69          2.95
Less distributions:
  Dividends from net investment income                      (0.14)       (0.09)         (0.08)        (0.04)        (0.06)
  Distributions from net realized gains                        --        (0.58)         (2.31)           --         (0.87)
                                                          --------------------------------------------------------------------------
  Total distributions                                       (0.14)       (0.67)         (2.39)        (0.04)        (0.93)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            18.22        13.27          15.98         21.06          17.41
                                                          --------------------------------------------------------------------------
Total return (%)                                            38.72       (13.66)        (13.66)        21.22          19.96

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.56         0.49           0.49          0.49 1         0.49
  Gross operating expenses                                   0.60         0.60           0.61          0.66           0.79
  Net investment income                                      0.74         0.77           0.49          0.44           0.33
Portfolio turnover rate                                        34           44             49            54             41
Net assets, end of period ($ x 1,000,000)                     886          722            804           803            452

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      11/1/98-
SELECT SHARES(R)                                          10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      13.28         16.00         21.09         17.44         15.41
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.14          0.14          0.11          0.11          0.07
   Net realized and unrealized gains or losses               4.99         (2.18)        (2.78)         3.61          2.90
                                                          --------------------------------------------------------------------------
   Total income or loss from investment operations           5.13         (2.04)        (2.67)         3.72          2.97
Less distributions:
   Dividends from net investment income                     (0.16)        (0.10)        (0.11)        (0.07)        (0.07)
   Distributions from net realized gains                       --         (0.58)        (2.31)           --         (0.87)
                                                          --------------------------------------------------------------------------
   Total distributions                                      (0.16)        (0.68)        (2.42)        (0.07)        (0.94)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            18.25         13.28         16.00         21.09         17.44
                                                          --------------------------------------------------------------------------
Total return (%)                                            39.02        (13.62)       (13.56)        21.37         20.14

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.41          0.38          0.38          0.38 2        0.38
  Gross operating expenses                                   0.45          0.45          0.46          0.51          0.65
  Net investment income                                      0.89          0.88          0.60          0.55          0.44
Portfolio turnover rate                                        34            44            49            54            41
Net assets, end of period ($ x 1,000,000)                     759           638           727           757           447

1 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses (proxy fees) had been included.

2 The ratio of net operating expenses would have been 0.39% if certain non-routine expenses (proxy fees) had been included.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)
TICKER SYMBOLS Investor Shares: SWTIX Select Shares(R): SWTSX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE ENTIRE U.S. STOCK MARKET, AS MEASURED BY THE WILSHIRE 5000 TOTAL MARKET INDEX.

THE U.S. STOCK MARKET

The U.S. stock market is commonly divided into three segments, based on market capitalization.

Mid- and small-cap stocks are the most numerous, but make up only about one-third of the total value of the market. In contrast, large-cap stocks are relatively few in number but make up approximately two-thirds of the market's total value. In fact, the largest 1,000 of the market's listed stocks represent about 90% of its total value. (All figures on this page are as of 12/31/03).

In terms of performance, these segments can behave somewhat differently from each other, over the short-term as well as the long-term. For that reason, the performance of the overall stock market can be seen as a blend of the performance of all three segments.

--------------------------------------------------------------------------------

INDEX

THE FUND'S BENCHMARK INDEX INCLUDES ALL PUBLICLY TRADED STOCKS OF COMPANIES HEADQUARTERED IN THE UNITED STATES FOR WHICH PRICING INFORMATION IS READILY AVAILABLE--currently more than 5,244 stocks. The index weights each stock according to its market capitalization (total market value of all shares outstanding).

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.

Because it would be too expensive to buy all of the stocks included in the index, the investment adviser may attempt to replicate the total return of the U.S. stock market by using statistical sampling techniques. These techniques involve investing in a limited number of index securities which, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including capitalization, divided yield, price/earnings ratio, and industry factors. The fund generally expects that its portfolio will include the largest 2,500 to 3,000 U.S. stocks (measured by market capitalization), and that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.

The fund may use certain techniques in seeking to enhance its after-tax performance, such as adjusting its weightings of certain stocks or choosing to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gain distributions to its shareholders.

Like many index funds, the fund also may invest in futures contracts and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

      With its very broad exposure to the U.S. stock market, this fund is designed for long-term investors who want exposure to all three segments of the market: large-, mid- and small-cap.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the U.S. stock market, as measured by the index. It follows this market during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. Because the fund uses statistical sampling techniques in an attempt to replicate the total return of the U.S. stock market, the gap between the performance of the fund and that of the index may increase. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

LARGE-CAP RISK. Because the fund gives greater weight to larger stocks, most of its performance will reflect the performance of the large-cap segment, which tends to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or mid- or small-cap stocks, for instance--the fund's performance also will lag those investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, due to their structure, a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

Index ownership--Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of an index. The index is unmanaged and does not include expenses or taxes. All figures assume distributions were reinvested.

The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for other share classes

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance. The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 26.

ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES
[BAR CHART]

00      (10.63)
01      (11.19)
02      (20.53)
03       30.69

BEST QUARTER: 15.94% Q2 2003
WORST QUARTER: (16.56%) Q3 2002

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03

                                                                         Since
                                                          1 year       inception
--------------------------------------------------------------------------------
INVESTOR SHARES
  Before taxes                                             30.69        (0.96) 1
  After taxes on distributions                             30.51        (1.26) 1
  After taxes on distributions
    and sale of shares                                     20.17        (0.99) 1
SELECT SHARES(R)
  Before taxes                                             30.97        (0.81) 1
WILSHIRE 5000 TOTAL MARKET INDEX                           31.64        (0.88) 2

1 Inception: 6/1/99.

2 From: 6/1/99.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)

                                                              INVESTOR   SELECT
SHAREHOLDER FEES (% of transaction amount)                     SHARES    SHARES
-------------------------------------------------------------------------------
Redemption fee*                                                 0.75      0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
-------------------------------------------------------------------------------
Management fees                                                 0.28      0.28
Distribution (12b-1) fees                                       None      None
Other expenses                                                  0.31      0.16
                                                                ---------------
Total annual operating expenses                                 0.59      0.44

Expense reduction                                              (0.01)    (0.05)
                                                                ---------------
NET OPERATING EXPENSES**                                        0.58      0.39
                                                                ===============

* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares will not exceed 0.58% and 0.39%, respectively through 2/28/05.

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

 EXPENSES ON A $10,000 INVESTMENT

                    1 year          3 years           5 years           10 years
--------------------------------------------------------------------------------
INVESTOR SHARES       $59            $188               $328              $737
SELECT SHARES         $40            $136               $241              $550


18  Schwab Total Stock Market Index Fund(R)

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for its period of operation. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      06/1/99 1-
INVESTOR SHARES                                           10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      14.35         16.62         22.49         20.87          20.00
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.16          0.16          0.15          0.16           0.07
  Net realized and unrealized gains or losses                3.14         (2.27)        (5.87)         1.56           0.80
                                                          --------------------------------------------------------------------------
  Total income or loss from investment operations            3.30         (2.11)        (5.72)         1.72           0.87
Less distributions:
  Dividends from net investment income                      (0.17)        (0.16)        (0.15)        (0.10)            --
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            17.48         14.35         16.62         22.49          20.87
                                                          --------------------------------------------------------------------------
Total return (%)                                            23.24        (12.86)       (25.55)         8.23          4.35 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.53          0.40          0.40          0.40 3        0.40 4
  Gross operating expenses                                   0.59          0.62          0.65          0.67          0.91 4
  Net investment income                                      1.18          1.11          0.94          0.76          0.92 4
Portfolio turnover rate                                         3             2             2             2             1 2
Net assets, end of period ($ x 1,000,000)                     469           263           224           218           136

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      06/1/99 1-
SELECT SHARES(R)                                          10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      14.37         16.65         22.52         20.89         20.00
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.20          0.19          0.18          0.17          0.07
  Net realized and unrealized gains or losses                3.14         (2.29)        (5.87)         1.56          0.82
                                                          --------------------------------------------------------------------------
  Total income or loss from investment operations            3.34         (2.10)        (5.69)         1.73          0.89
Less distributions:
  Dividends from net investment income                      (0.19)        (0.18)        (0.18)        (0.10)           --
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            17.52         14.37         16.65          22.52         20.89
                                                          --------------------------------------------------------------------------
Total return (%)                                            23.50        (12.81)       (25.40)          8.30          4.45 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.36          0.27          0.27           0.27 5        0.27 4
  Gross operating expenses                                   0.44          0.47          0.50           0.52          0.74 4
  Net investment income                                      1.35          1.24          1.07           0.89          1.05 4
Portfolio turnover rate                                         3             2             2              2             1 2
Net assets, end of period ($ x 1,000,000)                     429           264           257            262           149

1 Commencement of operations.

2 Not annualized.

3 The ratio of net operating expenses would have been 0.41% if certain non-routine expenses (proxy fees) had been included.

4 Annualized.

5 The ratio of net operating expenses would have been 0.28% if certain non-routine expenses (proxy fees) had been included.

SCHWAB INTERNATIONAL INDEX FUND(R)
TICKER SYMBOLS Investor Shares: SWINX Select Shares(R): SWISX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO TRACK THE PERFORMANCE OF A BENCHMARK INDEX THAT MEASURES THE TOTAL RETURN OF LARGE, PUBLICLY TRADED NON-U.S. COMPANIES FROM COUNTRIES WITH DEVELOPED EQUITY MARKETS OUTSIDE OF THE UNITED STATES.

INTERNATIONAL STOCKS

Over the past several decades, foreign stock markets have grown rapidly. The market value of foreign stocks today represents approximately 51% of the world's total market capitalization. (All figures are as of 12/31/03.)

For some investors, an international index fund represents an opportunity for low-cost access to a variety of world markets in one fund. Others turn to international stocks to diversify a portfolio of U.S. investments, because international stock markets historically have performed somewhat differently from the U.S. market.
--------------------------------------------------------------------------------

INDEX

THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY TRACKING THE TOTAL RETURN OF THE SCHWAB INTERNATIONAL INDEX(R). The index includes stocks of the 350 largest publicly traded companies from selected countries outside the United States. The selected countries all have developed securities markets and include most Western European countries, as well as Australia, Canada, Hong Kong and Japan--currently 15 countries in all. Within these countries, Schwab identifies the 350 largest companies according to their free float-adjusted market capitalizations (total market value of all shares available for purchase by international investors) in U.S. dollars. The index does not maintain any particular country weightings, although any given country cannot represent more than 35% of the index.

STRATEGY

TO PURSUE ITS GOAL, THE FUND GENERALLY INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy. The fund generally gives the same weight to a given stock as the index does, and does not hedge its exposure to foreign currencies beyond using forward contracts to lock in transaction prices until settlement.

The fund may use certain techniques in seeking to enhance its after-tax performance, such as adjusting its weightings of certain stocks or choosing to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gain distributions to its shareholders.

Like many index funds, the fund also may invest in futures contracts and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.

      For long-term investors who are interested in the potential rewards of international investing and who are prepared for the additional risks, this fund may be worth considering.

RISKS

MARKET RISK. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

INVESTMENT STYLE RISK. Your investment follows the performance of a mix of international large-cap stocks, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of market declines. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.

EQUITY RISK. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

INTERNATIONAL RISK. International stocks carry additional risks. Changes in currency exchange rates can erode market gains or widen market losses for the fund. International markets--even those that are well established--are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. In addition, during any period when large-cap international stocks underperform other types of stocks or other types of investments--bonds, for instance--the fund's performance also will lag those investments.

DERIVATIVES RISK. The fund may use derivatives (including futures) to enhance returns. The fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and
(iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the fund to lose more than the principal amount invested. In addition, due to their structure, a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

SECURITIES LENDING RISK. Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

PERFORMANCE

The information below shows fund returns before and after taxes, and compares fund performance (which varies over time) to that of two indices. The indices are unmanaged and do not include expenses or taxes. All figures assume distributions were reinvested. The after-tax figures:

- reflect the highest individual federal marginal income tax rates that applied during the period, but assume no state or local taxes

- are shown for one share class only, and would be different for the other share class

- may not reflect your actual after-tax performance

- may not be relevant to shares in an IRA, 401(k) or other tax-advantaged retirement account

Keep in mind that future performance (both before and after taxes) may differ from past performance.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 26.

ANNUAL TOTAL RETURNS (%) as of 12/31

INVESTOR SHARES

94        3.84
95       14.22
96        9.12
97        7.31
98       15.85
99       33.62
00      (17.59)
01      (22.74)
02      (15.63)
03       36.13

BEST QUARTER: 19.88% Q4 1999
WORST QUARTER: (19.77%) Q3 2002

 AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03

                                                                         Since
                               1 year        5 years      10 years     inception
--------------------------------------------------------------------------------
INVESTOR SHARES
  Before taxes                  36.13        (0.46)        4.62          4.58 1
  After taxes on distributions  35.71        (0.95)        4.14          4.08 1
  After taxes on distributions
  and sale of shares            23.87        (0.67)        3.72          3.68 1
SELECT SHARES(R)
  Before taxes                  36.49        (0.35)         N/A          1.86 2
MSCI-EAFE(R) INDEX              38.59        (0.05)        4.47          4.16 3
SCHWAB INTERNATIONAL INDEX(R)   37.78         0.11         5.19          5.17 3

1 Inception: 9/9/93.

2 Inception: 5/19/97.

3 From: 9/9/93.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

 FEE TABLE (%)

                                                              INVESTOR   SELECT
SHAREHOLDER FEES (% of transaction amount)                     SHARES    SHARES
-------------------------------------------------------------------------------
Redemption fee*                                                 1.50      1.50

ANNUAL OPERATING EXPENSES (% of average net assets)
-------------------------------------------------------------------------------
Management fees                                                 0.41      0.41
Distribution (12b-1) fees                                       None      None
Other expenses                                                  0.33      0.18
                                                               ----------------
Total annual operating expenses                                 0.74      0.59

Expense reduction                                              (0.05)    (0.09)
                                                               ----------------
NET OPERATING EXPENSES**                                        0.69      0.50
                                                               ================

* Charged only on shares you sell 180 days or less after buying them and paid directly to the fund.

** Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares will not exceed 0.69% and 0.50%, respectively through 2/28/05.

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

 EXPENSES ON A $10,000 INVESTMENT

                   1 year           3 years           5 years           10 years
--------------------------------------------------------------------------------
INVESTOR SHARES     $70               $232              $407              $914
SELECT SHARES       $51               $180              $320              $729


22 Schwab International Index Fund(R)

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      11/1/98-
INVESTOR SHARES                                           10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      10.47         12.22         17.13         17.93         14.21
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.23          0.21          0.15          0.20          0.19
  Net realized and unrealized gains or losses                2.25         (1.82)        (4.81)        (0.85)         3.66
                                                          --------------------------------------------------------------------------
  Total income or loss from investment operations            2.48         (1.61)        (4.66)        (0.65)         3.85
Less distributions:
  Dividends from net investment income                      (0.21)        (0.14)        (0.25)        (0.15)        (0.13)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            12.74         10.47         12.22         17.13         17.93
                                                          --------------------------------------------------------------------------
Total return (%)                                            24.24        (13.34)       (27.58)        (3.69)        27.31

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.65          0.58          0.58          0.58 1        0.58
  Gross operating expenses                                   0.74          0.76          0.75          0.82          0.99
  Net investment income                                      2.01          1.70          1.14          1.60          1.24
Portfolio turnover rate                                         7            13            18            16             5
Net assets, end of period ($ x 1,000,000)                     494           443           519           637           447

                                                          11/1/02-      11/1/01-      11/1/00-      11/1/99-      11/1/98-
SELECT SHARES(R)                                          10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      10.47         12.23         17.14         17.96         14.23
                                                          --------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.25          0.21          0.16          0.27          0.18
  Net realized and unrealized gains or losses                2.26         (1.82)        (4.80)        (0.91)         3.70
                                                          --------------------------------------------------------------------------
  Total income or loss from investment operations            2.51         (1.61)        (4.64)        (0.64)         3.88
Less distributions:
  Dividends from net investment income                      (0.23)        (0.15)        (0.27)        (0.18)        (0.15)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                            12.75         10.47         12.23         17.14         17.96
                                                          --------------------------------------------------------------------------
Total return (%)                                            24.50        (13.31)       (27.45)        (3.65)        27.49

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.49          0.47          0.47         0.47 2         0.47
  Gross operating expenses                                   0.59          0.61          0.60         0.67           0.86
  Net investment income                                      2.19          1.81          1.25         1.71           1.57
Portfolio turnover rate                                         7            13            18           16              5
Net assets, end of period ($ x 1,000,000)                     629           536           616          700            449

1 The ratio of net operating expenses would have been 0.59% if certain non-routine expenses (proxy fees) had been included.

2 The ratio of net operating expenses would have been 0.48% if certain non-routine expenses (proxy fees) had been included.

             FUND MANAGEMENT

The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $140 billion under management.

             The investment adviser for the Schwab Equity Index Funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 10/31/03.)

             As the investment adviser, the firm oversees the asset management and administration of the Schwab Equity Index Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 10/31/03, these fees were 0.14% for the Schwab S&P 500 Fund, 0.22% for the Schwab 1000 Fund(R), 0.28% for the Schwab Small-Cap Index Fund(R), 0.22% for the Schwab Total Stock Market Index Fund(R), and 0.34% for the Schwab International Index Fund(R). These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

             JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser is responsible for the overall management of each of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

                  INVESTING IN THE FUNDS

                  As a SchwabFunds(R) investor, you have a number of ways to do business with us.

                  On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

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SCHWAB ACCOUNTS

Some Schwab account features can work in tandem with features offered by the funds.

For example, when you sell shares in a fund, the proceeds automatically are paid to your Schwab account. From your account, you can use features such as MoneyLink(R), which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab accounts, call 1-800-435-4000 or visit the Schwab web site at www.schwab.com.
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BUYING SHARES

Shares of the funds may be purchased through a Schwab account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees and require signature guarantees. Contact your investment provider for more information.

STEP 1

CHOOSE A FUND AND A SHARE CLASS. Your choice may depend on the amount of your investment. Currently, e.Shares(R) are available only for the S&P 500 Fund and are offered to clients of Schwab Institutional, The Charles Schwab Trust Company and certain retirement plans.

                                          MINIMUM
                       MINIMUM INITIAL    ADDITIONAL         MINIMUM
SHARE CLASS            INVESTMENT         INVESTMENT         BALANCE
--------------------------------------------------------------------------------
INVESTOR SHARES        $2,500 ($1,000     $500 ($100 for          --
                       for retirement     custodial
                       and custodial      accounts and
                       accounts)          investments
                                          through the
                                          Automatic
                                          Investment Plan)


SELECT SHARES(R)       $50,000            $1,000             $40,000


e.SHARES               $1,000 ($500 for   $100                    --
                       retirement and
                       custodial
                       accounts)

 STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                 FEATURES
--------------------------------------------------------------------------------
REINVESTMENT           All dividends and capital gain distributions are invested
                       automatically in shares of your fund.

CASH/REINVESTMENT MIX  You receive payment for dividends, while any capital gain distributions are invested in shares of your fund.

CASH You receive payment for all dividends and capital gain distributions.

STEP 3

PLACE YOUR ORDER. Use any of the methods described on the following page. Please note that e.Shares(R) are available only through SchwabLink(R). Make checks payable to Charles Schwab & Co., Inc. Orders placed in person or through a telephone representative are subject to a service fee, payable to Schwab.


26 Investing in the funds

SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF A FUND.

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- As indicated in each fund's fee table, each fund charges a redemption fee, payable to the fund, on the sale or exchange of any shares that occurs 180 days or less after purchasing them; in attempting to minimize this fee, a fund will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange).

- There is no redemption fee when you exchange between share classes of the same fund.

- The funds reserve the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.

- Exchange orders are limited to other SchwabFunds(R) that are not Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING DIRECT ORDERS

INTERNET www.schwab.com

SCHWAB BY PHONE TM 1

Automated voice service or speak with a representative at 1-800-435-4000 (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

SCHWABLINK(R)

Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 1-800-647-5465.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO 80155-3812

IN PERSON 1

Visit the nearest Charles Schwab branch office.

You are automatically entitled to initiate transactions by the Internet or telephone. The funds and Schwab employ procedures to confirm the authenticity of Internet and telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following Internet or telephone instructions that they reasonably believe to be genuine.

1 Orders placed in person or through a telephone representative are subject to a service fee, payable to Schwab.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

- Your name or, for Internet orders, your account number/"Login ID."

- Your account number (for Schwab-Link transactions, include the master account and subaccount numbers) or, for Internet orders, your password.

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.

- When selling or exchanging shares by mail, be sure to include the signature of at least one of the persons whose name is on the account.

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively affect a fund's operations and orders that appear to be associated with short-term trading activities.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.

- To revise the redemption fee criteria.

- To waive a fund's early redemption fee in certain instances, including when it determines that such a waiver is in the best interests of the fund and its shareholders.
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TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. The funds calculate their share prices each business day, for each share class, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding.

Orders to buy, sell or exchange shares that are received in good order no later than the close of a fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

If you place an order through a third-party investment provider, please consult with that investment provider to determine when your order will be executed. Generally, you will receive the share price next calculated after the fund receives your order from your investment provider. However, some investment providers may arrange with the fund for you to receive the share price next calculated after your investment provider has received your order. Some investment providers may require that they receive orders prior to a specified cut-off time.

In valuing their securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

Shareholders of the Schwab International Index Fund(R) should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of the fund's portfolio may change on days when it is not possible to buy or sell shares of the fund.

THE FUNDS RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.


28 Investing in the funds

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Every year, each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income or qualified dividend income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Absent further legislation, the reduced maximum rates on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OR EXCHANGE OF YOUR SHARES IS A TAXABLE EVENT. For tax purposes, an exchange of your shares for shares of another SchwabFund is treated the same as a sale. An exchange between classes within a fund is not reported as a taxable sale. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

SHAREHOLDERS IN THE SCHWAB INTERNATIONAL INDEX FUND(R) MAY HAVE ADDITIONAL TAX CONSIDERATIONS as a result of foreign tax payments made by the fund. Typically, these payments will reduce the fund's dividends but will still be included in your taxable income. You may be able to claim a tax credit or deduction for your portion of foreign taxes paid by the fund, however.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS a fund paid during the previous calendar year. Schwab customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

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MORE ON QUALIFIED DIVIDEND INCOME AND DISTRIBUTIONS

Dividends that are designated by the funds as qualified dividend income are eligible for a reduced maximum tax rate. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations. The funds expect that a portion of each fund's ordinary income distributions will be eligible to be treated as qualified dividend income subject to the reduced tax rates.

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.
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SCHWAB EQUITY INDEX FUNDS

      PROSPECTUS
      February 28, 2004
      As amended June 14, 2004

                                                           [CHARLES SCHWAB LOGO]

TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

For a free copy of any of these documents or to request other information or ask questions about the funds, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

SEC FILE NUMBERS
Schwab S&P 500 Fund                          811-7704
Schwab 1000 Fund(R)                          811-6200
Schwab Small-Cap Index Fund(R)               811-7704
Schwab Total Stock Market Index Fund(R)      811-7704
Schwab International Index Fund(R)           811-7704

REG13644FLT-08